COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2026
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about purchase obligations

Minimum purchase obligations as at	March 31 2026
Less than one year	$361,393
One - two years	25,313
Two - three years	4,228
Three - four years	679
Four - five years	60
More than five years	75
$391,748